ProFund VP Short Mid-Cap Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P MidCap 400® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.50%	9.12%	10.72%
S&P Composite 1500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.02%	13.96%	14.46%
None
Prospectus [Line Items]
Average Annual Return, Percent			(4.51%)	(7.65%)	(11.55%)
Performance Inception Date		Nov. 22, 2004

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.